SHARE-BASED COMPENSATION - Changes in outstanding RSU (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Number of Units
Vested	(460,259)
RSU
Number of Units
Units at beginning of the period	919,750
Granted	2,339,591	932,800	0	0
Vested	(460,259)
Cancelled	(277,722)	(13,050)
Units outstanding at end of the year	2,521,360	919,750
Weighted- average fair value
Units at beginning of the period | $ / shares	$ 2.76
Granted | $ / shares	1.9	$ 2.76
Vested | $ / shares	2.65
Cancelled | $ / shares	2.48	2.8
Units outstanding at end of year | $ / shares	$ 2.01	$ 2.76
Unrecognized compensation cost | $	$ 2,399	$ 1,699
Weighted-average period	2 years 4 months 20 days	2 years 9 months